UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment			[]	Amendment Number:
This Amendment (Check only one.):	[] 	is a restatement
					[] 	adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:			PalmerDodge Advisors LLC
Address: 		111 Huntington Avenue
			18th Floor
			Boston, MA 02199

Form 13F File Number:	28-12431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Diostenes R. Medina
Title:	Chief Compliance Officer
Phone:	617-239-0790
Signature,			Place,				and Date of Signing:
Diostenes R. Medina		Boston, MA			November 6, 2012
Report Type (Check on Box):
                              [X]	13F HOLDINGS REPORT
                              []	13F NOTICE
			      []	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE
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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		64
Form 13F Information Table Value Total:		75333
List of Other Included Managers:		NONE
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NAME OF ISSUER		  TITLE OF CLASS	CUSIP	       VALUE 	SHARES/	SH/	PUT/    INVSTMT	OTHER	  VOTING AUTHORITY
			 				       (x$1000) PRN AMT	PRN	CALL    DSCRETN MANAGERS  SOLE SHARED NONE
3M Co                           COM		88579Y101	730 	7904	SH 		SOLE		  7904
Abbott Laboratories             COM		002824100	2877 	41966	SH 		SOLE		  41966
Air Products & Chemicals Inc    COM		009158106	2158 	26100	SH 		SOLE		  26100
Amgen Inc.                      COM		031162100	228 	2700	SH 		SOLE		  2700
Apache Corp                     COM		037411105	2495 	28851	SH 		SOLE		  28851
Apple Computer Inc              COM		037833100	2331 	3494	SH		SOLE		  3494
Applied Materials Inc           COM		038222105	384 	34350	SH 		SOLE		  34350
AT&T Inc.                       COM		00206R102	158 	4197	SH 		SOLE		  4197
Automatic Data Processing Inc   COM		053015103	2144 	36550	SH 		SOLE		  36550
Baker Hughes Inc                COM		057224107	236 	5210	SH 		SOLE		  5210
Baxter International            COM		071813109	2161 	35860	SH 		SOLE		  35860
Caterpillar Inc                 COM		149123101	120 	1400	SH		SOLE		  1400
Celgene Corp                    COM		151020104	867 	11345	SH		SOLE		  11345
Cerner Corp                     COM		156782104	235 	3040	SH		SOLE		  3040
Church & Dwight Co Inc          COM		171340102	3159 	58510	SH 		SOLE		  58510
Cia De Bebidas Prf Adr    SPONS ADR PFD		20441W203	1197 	31280	SH		SOLE		  31280
CLARCOR Inc                     COM		179895107	1829 	40975	SH 		SOLE		  40975
Coca Cola                       COM		191216100	308 	5500	SH 	 	SOLE		  5500
Coca Cola                       COM		191216100	179 	4717	SH		SOLE		  4717
Disney Walt Co               COM DISNEY		254687106	391 	7474	SH 		SOLE		  7474
Dominion Res Inc                COM		25746U109	1299 	24531	SH 		SOLE		  24531
Du Pont E I De Nemours & Co     COM		263534109	1434 	28530	SH 		SOLE		  28530
Duke Energy Corp.               COM		26441C105	687 	10603	SH 		SOLE		  10603
Emerson Electric Co             COM		291011104	2161 	44778	SH 		SOLE		  44778
Exxon Mobil Corporation         COM		30231G102	2873 	31416	SH 		SOLE		  31416
Fiserv Inc                      COM		337738108	3497 	47235	SH 		SOLE		  47235
General Electric                COM		369604103	715 	31480	SH 		SOLE		  31480
Gentex Corp                     COM		371901109	426 	25045	SH		SOLE		  25045
Google Inc Class A              CL A		38259P508	1154 	1530	SH		SOLE		  1530
Hewlett-Packard Company         COM		428236103	142 	8337	SH 		SOLE		  8337
inContact, Inc.                 COM		45336E109	195 	30000	SH		SOLE		  30000
Intel Corp                      COM		458140100	1127 	49730	SH 		SOLE		  49730
International Business Machine  COM		459200101	863 	4161	SH 		SOLE		  4161
iShares GS Investo     IBOXX INV CPBD 	 	464287242	208 	1705	SH 		SOLE		  1705
iShares MSCI EAFE Index MSCI EAFE INDEX		464287465	2004 	37805	SH 		SOLE		  37805
Johnson & Johnson               COM		478160104	2701 	39191	SH 		SOLE		  39191
JP Morgan Chase & Co            COM		46625H100	344 	8495	SH 		SOLE		  8495
Medtronic Inc                   COM		585055106	124 	2868	SH 		SOLE		  2868
Microsoft Corp                  COM		594918104	1128 	37911	SH 		SOLE		  37911
New Castle Investment Corp REIT COM		65105M108	151 	20000	SH		SOLE		  20000
Northrop Grumman Corp           COM		666807102	1163 	17500	SH 		SOLE		  17500
Oracle Corp                     COM		68389X105	270 	8575	SH		SOLE		  8575
Pepsico                         COM		713448108	4612 	65172	SH 		SOLE		  65172
Pfizer                          COM		717081103	132 	5316	SH		SOLE		  5316
Procter & Gamble Co             COM		742718109	2696 	38865	SH 		SOLE		  38865
Qualcomm Inc                    COM		747525103	3525 	56432	SH 		SOLE		  56432
Royal Dutch Shell B Adrf     SPON ADR B		780259107	313 	4395	SH		SOLE		  4395
S&P 500 Depository Receipts   TR UNIT		78462F103	1984 	13783	SH 		SOLE		  13783
Schlumberger Ltd                COM		806857108	1839 	25421	SH 		SOLE		  25421
Sigma Aldrich Corp              COM		826552101	105 	1465	SH		SOLE		  1465
State Street                    COM		857477103	315 	7506	SH 		SOLE		  7506
Statoil ASA ADR           SPONSORED ADR		85771P102	1237 	47950	SH 		SOLE		  47950
Stryker Corp                    COM		863667101	1585 	28475	SH 		SOLE		  28475
T J X Cos Inc                   COM		872540109	588 	13125	SH		SOLE		  13125
Target Corporation              COM		87612E106	194 	3055	SH 		SOLE		  3055
Teva Pharm Inds Ltd Adrf        ADR		881624209	853 	20594	SH 		SOLE		  20594
Thermo Fisher Scientific	COM		883556102	991	16845	SH		SOLE		  16845
Time Warner Inc               COM NEW		887317303	229 	5055	SH 		SOLE		  5055
Toronto Dominion Bank New     COM NEW		891160509	2393 	28710	SH 		SOLE		  28710
U S Bancorp Del New           COM NEW		902973304	928 	27050	SH 		SOLE		  27050
Union Pacific Corp              COM		907818108	119 	1000	SH 		SOLE		  1000
Vodafone Group Plc ADR   SPONS ADR NEW		92857W209	111 	3905	SH 		SOLE		  3905
Walgreen Co                     COM		931422109	1549 	42497	SH 		SOLE		  42497
Xilinx Inc                      COM		983919101	182 	5450	SH 		SOLE		  5450
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